Schedule of investment property (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Investment property	$ 3,845,538
Land [member]
IfrsStatementLineItems [Line Items]
Investment property	3,599,744
Buildings [member]
IfrsStatementLineItems [Line Items]
Investment property	325,240
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Investment property	$ 79,446